UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2002

Check here if Amendment [  ];       Amendment Number: ---------------

     This Amendment (check only one):         [  ] is a restatement
                                              [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Ironwood Capital Management, LLC
Address:        21 Custom House Street
                Suite 240
                Boston, MA 02110

Form 13F File Number:         28-06155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Gary S. Saks
Title:          Vice President, Treasurer and Secretary
Phone:          617.757.7601

Signature, Place and Date of Signing:


  /s/ Gary S. Saks               Boston, MA            September 23, 2002
----------------------   --------------------------- ---------------------------
     [Signature]                 [City, State]               [Date]

Report Type (Check only one)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report) [ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manger:
[If there are no entries in this list, omit this section.]

    Form 13F File Number                Name
                 28 - None
            --------------------        ---------------------

[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0
Form 13F Information Table Entry Total:                  88
Form 13F Information Table Value Total:                432,779
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       No.                 Form 13F File Number              Name
                                28 - None
    -----------            ------------------         --------------------

     [Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
4 Kids Entertainment Inc.      COM              350865101     9380   453150 SH       SOLE                   334850            118300
A.M. Castle & Co.              COM              148411101     9935   796050 SH       SOLE                   565550            230500
AES Corp.                      COM              00130h105      250    46125 SH       SOLE                    46125
AK Steel Holding Corp          COM              001547108    16429  1282491 SH       SOLE                   930154            352337
American International Group   COM              026874107      600     8795 SH       SOLE                     8795
American Vanguard Corp         COM              030371108     1365    70700 SH       SOLE                    70700
Ariad Pharmaceuticals Inc      COM              04033A100    13609  3271370 SH       SOLE                  2376870            894500
Artisoft, Inc.                 COM              04314L106       24    16300 SH       SOLE                    16300
Auspex Systems, Inc.           COM              052116100        5    21400 SH       SOLE                    21400
BNS Co CL A                    COM              055961304       54    19400 SH       SOLE                    19400
Bristol Myers                  COM              110122108      317    12332 SH       SOLE                    12332
Butler International, Inc      COM              123649105     1475   670600 SH       SOLE                   670600
Capstone Turbine Corp          COM              14067d102       25    15300 SH       SOLE                    15300
Cendant Corp.                  COM              151313103      412    25925 SH       SOLE                    25925
Ceridian Corp.                 COM              15677t106      386    20320 SH       SOLE                    20320
Citigroup, Inc.                COM              172967101      272     7025 SH       SOLE                     7025
Coca-Cola Bottling Co.         COM              191098102     2589    60200 SH       SOLE                    60200
Commonwealth Industries Inc    COM              203004106    11835  1645988 SH       SOLE                  1217988            428000
Consolidated Freightways Corp. COM              209232107     9601  2936050 SH       SOLE                  2171550            764500
Craftmade International, Inc.  COM              22413e104     2408   158400 SH       SOLE                   158400
Crompton corp                  COM              227116100    19520  1530974 SH       SOLE                  1112505            418469
D & E Communications Inc       COM              232860106      723    68800 SH       SOLE                    68800
DT Industries Inc.             COM              23333J108     9651  2757490 SH       SOLE                  1942590            814900
Ditech Communications Corp     COM              25500m103     1895   667400 SH       SOLE                   667400
DuraSwitch Industries          COM              266905207      169    22155 SH       SOLE                    22155
E.Piphany Inc                  COM              26081v100       47    10650 SH       SOLE                    10650
ELITE Information Group Inc    COM              28659M106     7816   785545 SH       SOLE                   556145            229400
EMS Technologies Inc.          COM              26873N108     5495   265600 SH       SOLE                   207500             58100
EPIX Medical Inc               COM              26881Q101     4244   402305 SH       SOLE                   300905            101400
ExxonMobil                     COM              30231g102      948    23172 SH       SOLE                    23172
GSI Lumonics Inc               COM              36229U102     7457   968453 SH       SOLE                   699453            269000
Gehl Company                   COM              368483103     3052   212675 SH       SOLE                   212675
GenCorp Inc.                   COM              368682100     9255   647200 SH       SOLE                   491700            155500
General Electric Co.           COM              369604103      959    32997 SH       SOLE                    32997
Goodyear Tire & Rubber         COM              382550101      370    19800 SH       SOLE                    19800
Graphic Packaging Internationa COM              388690109    14296  1545500 SH       SOLE                  1152700            392800
Hewlett Packard                COM              428236103      313    20468 SH       SOLE                    20468
IBM                            COM              459200101      882    12249 SH       SOLE                    12249
Intertan Inc                   COM              461120107    11537  1034700 SH       SOLE                   734800            299900
JLG Industries Inc.            COM              466210101    10723   764325 SH       SOLE                   564825            199500
Lamson & Sessions Co.          COM              513696104     2454   629200 SH       SOLE                   629200
Limited Inc.                   COM              532716107      253    11900 SH       SOLE                    11900
MagneTek Inc.                  COM              559424106    11336  1145100 SH       SOLE                   833600            311500
Material Sciences Corp         COM              576674105    13731   979375 SH       SOLE                   706975            272400
McKesson Corporation           COM              58155q103      574    17540 SH       SOLE                    17540
Measurement Specialties        COM              583421102       81    27150 SH       SOLE                    27150
Merck & Co.                    COM              589331107      660    13040 SH       SOLE                    13040
Mission Resources Corp         COM              605109107     2628  1875620 SH       SOLE                  1470120            405500
Motorola, Inc                  COM              620076109      443    30705 SH       SOLE                    30705
NACCO Industries Inc.          COM              629579103     7193   123810 SH       SOLE                    88810             35000
National RV Holdings, Inc      COM              637277104     1613   161300 SH       SOLE                   161300
Nortel Networks Corp.          COM              656568102       42    28970 SH       SOLE                    28970
Oneida Limited                 COM              682505102     9122   476350 SH       SOLE                   342850            133500
Oracle Systems Corp.           COM              68389x105      101    10640 SH       SOLE                    10640
Pepsico Inc.                   COM              713448108      496    10299 SH       SOLE                    10299
Pfizer Inc.                    COM              717081103      680    19439 SH       SOLE                    19439
Pioneer-Standard Electronics I COM              723877106     6678   642700 SH       SOLE                   434700            208000
PolyOne Corp                   COM              73179P106    16897  1501960 SH       SOLE                  1085160            416800
Poore Brothers, Inc            COM              732813100      603   204400 SH       SOLE                   204400
Praecis Pharmaceuticals Inc.   COM              739421105    10560  3034600 SH       SOLE                  2317000            717600
Progress Software Corp         COM              743312100     4980   337393 SH       SOLE                   257993             79400
RTI International Metals Inc.  COM              74973W107     5380   442800 SH       SOLE                   311300            131500
Safeway, Inc.                  COM              786514208      318    10885 SH       SOLE                    10885
Scios Inc                      COM              808905103     9707   317120 SH       SOLE                   243820             73300
Segue Software, Inc.           COM              815807102      122    76900 SH       SOLE                    76900
Shaw Group Inc.                COM              820280105     6308   205485 SH       SOLE                   155585             49900
Signal Technology Corp.        COM              826675100    15923  1695725 SH       SOLE                  1226325            469400
Silverstream Software Corp     COM              827907106     7897   883370 SH       SOLE                   656770            226600
Skyworks Solutions Corp        COM              83088M102     2664   480000 SH       SOLE                   312200            167800
Southwestern Energy Co         COM              845467109     5332   351000 SH       SOLE                   276200             74800
State Street Corp.             COM              857477103      235     5252 SH       SOLE                     5252
Sypris Solutions Inc.          COM              871655106     8590   471455 SH       SOLE                   335605            135850
Technitrol Inc.                COM              878555101     7610   326625 SH       SOLE                   230225             96400
Terra Nitrogen Company LP      COM              881005201     3148   538200 SH       SOLE                   538200
Tesoro Petroleum Corp.         COM              881609101     9148  1180450 SH       SOLE                   853250            327200
TransPro Inc.                  COM              893885103     4455   712850 SH       SOLE                   508650            204200
United Therapeutics Corp.      COM              91307C102    11124   899975 SH       SOLE                   659575            240400
Varian Semiconductor Equipment COM              922207105     1329    39167 SH       SOLE                    39167
Viacom Inc. Cl B               COM              925524308      384     8648 SH       SOLE                     8648
Viewpoint Corp                 COM              92672P108     8122  1685045 SH       SOLE                  1300145            384900
Wal-Mart Stores                COM              931114210      204     3700 SH       SOLE                     3700
Wausau-Mosinee Paper Corp      COM              943315101     8075   670125 SH       SOLE                   461425            208700
Westaff Inc.                   COM              957070105     3520  1213900 SH       SOLE                   850100            363800
Wickes Inc.                    COM              967446105     1638   941608 SH       SOLE                   610771            330837
Woodhead Industries Inc.       COM              979438108     6072   354260 SH       SOLE                   249460            104800
Xerox                          COM              984121103      119    17140 SH       SOLE                    17140
York Intl Corp                 COM              986670107     4785   141610 SH       SOLE                   112210             29400
iDine Rewards Networks Inc     COM              45168A100    19122  1662775 SH       SOLE                  1210475            452300